FAIR VALUE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2012
Estimated Fair Values of Financial Instruments
The estimated fair values of financial instruments not measured at fair value on either a recurring or nonrecurring basis in First Financial’s consolidated financial statements were as follows:

	Carrying	Estimated fair value
(Dollars in thousands)	value	Total	Level 1	Level 2	Level 3
December 31, 2012
Financial assets
Cash and short-term investments	$158,843	$158,843	$158,843	$0	$0
Investment securities held-to-maturity	770,755	778,474	0	778,474	0
Other investments	71,492	71,492	0	71,492	0
Loans held for sale	16,256	16,256	0	16,256	0
Loans, excluding covered loans	3,131,287	3,145,120	0	0	3,145,120
Covered loans	702,926	713,797	0	0	713,797
FDIC indemnification asset	119,607	106,380	0	0	106,380

Financial liabilities
Deposits
Noninterest-bearing	$1,102,774	$1,102,774	$0	$1,102,774	$0
Interest-bearing demand	1,160,815	1,160,815	0	1,160,815	0
Savings	1,623,614	1,623,614	0	1,623,614	0
Time	1,068,637	1,072,201	0	1,072,201	0
Total deposits	4,955,840	4,959,404	0	4,959,404	0
Short-term borrowings	624,570	624,570	624,570	0	0
Long-term debt	75,202	78,941	0	78,941	0

	Carrying	Estimated Fair Value
(Dollars in thousands)	Value	Total	Level 1	Level 2	Level 3
December 31, 2011
Financial assets
Cash and short-term investments	$525,051	$525,051	$525,051	$0	$0
Investment securities held-to-maturity	2,664	2,893	0	2,893	0
Other investments	71,492	71,492	0	71,492	0
Loans held for sale	24,834	24,834	0	24,834	0
Loans, excluding covered loans	2,915,871	2,910,825	0	0	2,910,825
Covered loans	1,010,409	1,042,752	0	0	1,042,752
FDIC indemnification asset	173,009	151,114	0	0	151,114

Financial liabilities
Deposits
Noninterest-bearing	$946,180	$946,180	$0	$946,180	$0
Interest-bearing demand	1,317,339	1,317,339	0	1,317,339	0
Savings	1,724,659	1,724,659	0	1,724,659	0
Time	1,654,662	1,664,457	0	1,664,457	0
Total deposits	5,642,840	5,652,635	0	5,652,635	0
Short-term borrowings	99,431	99,431	99,431	0	0
Long-term debt	76,544	81,168	0	81,168	0

Summary of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table summarizes the financial assets and liabilities measured at fair value on a recurring basis were as follows:

	Fair Value Measurements Using			Netting	Assets/Liabilities
(Dollars in thousands)	Level 1	Level 2	Level 3	Adjustments (1)	at Fair Value
December 31, 2012
Assets
Derivatives	$0	$24,135	$0	$(24,135)	$0
Available-for-sale investment securities	144	1,031,952	0	0	1,032,096
Total	$144	$1,056,087	$0	$(24,135)	$1,032,096

Liabilities
Derivatives	$0	$26,652	$0	$(24,135)	$2,517

	Fair Value Measurements Using			Netting	Assets/Liabilities
(Dollars in thousands)	Level 1	Level 2	Level 3	Adjustments (1)	at Fair Value
December 31, 2011
Assets
Derivatives	$0	$24,566	$0	$(24,566)	$0
Available-for-sale investment securities	141	1,441,705	0	0	1,441,846
Total	$141	$1,466,271	$0	$(24,566)	$1,441,846

Liabilities
Derivatives	$0	$28,123	$0	$(24,566)	$3,557

(1)
Amounts represent the impact of legally enforceable master netting arrangements that allow First Financial to settle positive and negative positions and also cash collateral held with the same counterparties.

Summary of Financial Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis
The following table summarizes financial assets and liabilities measured at fair value on a nonrecurring basis were as follows:

	Fair Value Measurements Using
(Dollars in thousands)	Level 1	Level 2	Level 3
December 31, 2012
Assets
Impaired loans (1)	$0	$0	$19,564
OREO	0	0	5,651
Covered OREO	0	0	14,059

	Fair Value Measurements Using
(Dollars in thousands)	Level 1	Level 2	Level 3
December 31, 2011
Assets
Impaired loans (1)	$0	$0	$20,279
OREO	0	0	4,188
Covered OREO	0	0	6,412

(1) Amounts represent the fair value of collateral for impaired loans allocated to the allowance for loan and lease losses.  Fair values are determined using actual market prices (Level 1), independent third party valuations discounted as appropriate (Level 2) and borrower records discounted as appropriate (Level 3).